Fair Value (Details) - Schedule of estimated fair value - Private Warrants [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Number of Private Warrants	225,635	225,635	225,635
Original conversion price		$ 11.5	$ 11.5
Value of Common Stock	$ 1.14	$ 1.75	$ 3.24
Expected term (years)	2 years 2 months 15 days	2 years 5 months 15 days	3 years 5 months 15 days
Volatility		85.80%	102.30%
Risk free rate	2.30%	0.80%	0.20%